Pension, Savings, And Other Employee Benefits (Schedule Of Amounts Recognized In Other Comprehensive Income)(Details) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	[1]	$ 119,217,000	$ (72,376,000)
Prior sercive cost arising during measurement period		0	0
Items amortized during the measurement period, Net transition (asset)/obligation		0	0	$ 0
Items amortized during the measurement period, Prior service credit/(cost)		(346,000)	(353,000)	(398,000)
Items amortized during the measurement period, Net actuarial gain/(loss)		(6,898,000)	(10,202,000)
Total recognized in other comprehensive income		111,973,000	(82,931,000)
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	[1]	(3,241,000)	(9,080,000)
Prior sercive cost arising during measurement period		0	(10,678,000)
Items amortized during the measurement period, Net transition (asset)/obligation		0	0	(736,000)
Items amortized during the measurement period, Prior service credit/(cost)		1,163,000	299,000	$ 9,000
Items amortized during the measurement period, Net actuarial gain/(loss)		1,006,000	171,000
Total recognized in other comprehensive income		$ (1,072,000)	$ (19,288,000)

[1]	2014 amounts primarily affected by decrease in the discount rates and consideration of the new life expectancy tables.